Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Cash interest paid including realized losses on the interest rate swap agreements	$ 17.9	$ 18.9	$ 29.3
Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Line Items]
Repayments			108.7
Teekay Tanker Operations Ltd [Member] | Class B [Member]
Supplemental Cash Flow Information [Line Items]
Ownership percentage	50.00%
Number of common shares issued for acquisition	4.2
Interest Rate Swap [Member] | Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Line Items]
Realized losses on interest rate swap agreements			$ 1.8